Summary of Significant Accounting Policies - Net income (loss) per share (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ 0	$ (9,186,727)
Denominator:
Basic weighted average ordinary shares outstanding	0	26,843,836
Basic net income (loss) per ordinary share	$ 0	$ (0.34)
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (32,821)	$ (2,352,938)
Denominator:
Basic weighted average ordinary shares outstanding	6,000,000	6,875,342
Basic net income (loss) per ordinary share	$ (0.01)	$ (0.34)